Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2018
Asset retirement obligations
Schedule of changes in the provision of asset retirement obligations and long-term interest rates

	December 31, 2018	December 31, 2017
Balance at beginning of the year	3,168	2,519
Present value valuation	15	70
Settlements	(259)	(60)
Revisions on cash flows estimates	461	620
Translation adjustment	(270)	96
Effect of discontinued operations
Transfer to net assets held for sale	—	(77)
Balance at end of the year	3,115	3,168
Current	85	87
Non-current	3,030	3,081
	3,115	3,168
Long-term interest rates (per annum)
Brazil	4.94%	5.34%
Canada	0.77%	0.57%
Other regions	1.33% - 8.59%	0.72%-6.13%